UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2017

Date of Reporting Period: 06/30/2016

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2016

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		--------------
COMMON STOCKS -- 94.14%
	Consumer Discretionary - Automobiles &
	Components -- 3.09%
2,250,000	Johnson Controls, Inc.	$ 99,585,000
		--------------
	Consumer Discretionary - Media -- 7.89%
1,174,000	CBS Corporation - Class B	63,912,560
1,910,000	Gannett Co., Inc.	26,377,100
2,700,000	TEGNA, Inc.	62,559,000
1,375,000	Time Warner Inc.	101,117,500
		--------------
		253,966,160
		--------------
	Consumer Discretionary -
	Retailing -- 10.35%
250,000	Dollar General Corporation	23,500,000
3,562,782	LKQ Corporation *	112,940,189
372,476	O'Reilly Automotive, Inc. *	100,978,244
939,786	Sally Beauty Company, Inc. *	27,639,106
826,180	Signet Jewelers Limited	68,085,494
		--------------
		333,143,033
		--------------
	Consumer Discretionary - Services -- 2.08%
1,224,153	Popeyes Louisiana Kitchen, Inc. *	66,887,720
		--------------
	Consumer Staples - Food & Staples
	Retailing -- 4.01%
1,550,000	Walgreens Boots Alliance, Inc.	129,068,500
		--------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 1.42%
450,000	Philip Morris International Inc.	45,774,000
		--------------
	Energy -- 5.31%
1,800,000	Enterprise Products Partners L.P.	52,668,000
1,300,000	Plains All American Pipeline, L.P.	35,737,000
4,843,000	Plains GP Holdings, L.P.	50,512,490
556,072	TC PipeLines, LP	31,840,683
		--------------
		170,758,173
		--------------
	Financials - Diversified -- 3.30%
754,505	Affiliated Managers Group, Inc. *	106,211,669
		--------------
	Financials - Insurance -- 7.45%
1,105,000	Aon plc	120,699,150
910,000	Chubb Limited	118,946,100
		--------------
		239,645,250
		--------------
	Financials - Real Estate -- 1.16%
1,405,000	CBRE Group, Inc. *	37,204,400
		--------------
	Health Care - Equipment &

	Services -- 5.22%
1,186,254	DaVita HealthCare Partners Inc. *	91,721,159
585,100	Laboratory Corporation of
	America Holdings *	76,220,977
		--------------
		167,942,136
		--------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 15.27%
1,400,000	AbbVie Inc.	86,674,000
720,000	Celgene Corporation *	71,013,600
1,400,000	Gilead Sciences, Inc.	116,788,000
2,700,000	Pfizer Inc.	95,067,000
825,688	Thermo Fisher Scientific Inc.	122,003,659
		--------------
		491,546,259
		--------------
	Industrials - Capital Goods -- 4.56%
571,100	Snap-on Incorporated	90,131,002
248,910	W.W. Grainger, Inc.	56,564,797
		--------------
		146,695,799
		--------------
	Industrials - Commercial & Professional
	Services -- 4.89%
1,933,000	Copart, Inc. *	94,736,330
124,100	Deluxe Corporation	8,236,517
1,050,000	Nielsen Holdings plc	54,568,500
		--------------
		157,541,347
		--------------
	Industrials - Transportation -- 3.28%
282,076	AMERCO	105,651,566
		--------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.50%
765,000	Skyworks Solutions, Inc.	48,409,200
		--------------
	Information Technology - Software &
	Services -- 6.73%
700,000	International Business Machines
	Corporation	106,246,000
700,000	MasterCard Incorporated - Class A	61,642,000
950,000	Microsoft Corporation	48,611,500
		--------------
		216,499,500
		--------------
	Materials -- 3.88%
436,600	AptarGroup, Inc.	34,548,158
1,250,401	Ball Corporation	90,391,488
		--------------
		124,939,646
		--------------
	Telecommunication Services -- 2.75%
2,050,000	AT&T Inc.	88,580,500
		--------------
	TOTAL COMMON STOCKS
	(cost $2,006,342,233)	3,030,049,858
		--------------
SHORT-TERM INVESTMENTS -- 4.97%
	Commercial Paper - 4.88%
$3,050,000	V.F. Corporation 07/05/16, 0.73%	3,049,753
7,400,000	Bacardi-Martini B.V. 07/06/16, 0.67%	7,399,311
6,350,000	Bemis Company, Inc. 07/06/16, 0.68%	6,349,400
4,000,000	Southern Power Company 07/06/16, 0.74%	3,999,589

	$6,525,000	Ford Motor Credit Company LLC
		07/08/16, 0.70%	6,524,112
	8,000,000	PPG Industries, Inc. 07/08/16, 0.75%	7,998,833
	8,400,000	WEC Energy Group, Inc. 07/11/16, 0.80%	8,398,133
	4,000,000	Monsanto Company 07/12/16, 0.74%	3,999,096
	3,900,000	PPG Industries, Inc. 07/12/16, 0.70%	3,899,166
	4,200,000	Southern Company Funding Corporation
		07/12/16, 0.80%	4,198,973
	5,450,000	WEC Energy Group, Inc. 07/12/16, 0.80%	5,448,668
	6,825,000	Eaton Corporation 07/13/16, 0.70%	6,823,407
	6,000,000	Baxter International Inc. 07/14/16, 0.79%	5,998,288
	3,350,000	Valspar Corporation (The) 07/14/16, 0.94%	3,348,863
	4,700,000	AstraZeneca PLC 07/15/16, 0.68%	4,698,757
	3,000,000	Bemis Company, Inc. 07/15/16, 0.70%	2,999,183
	5,000,000	Leggett & Platt, Incorporated
		07/18/16, 0.71%	4,998,324
	4,600,000	CBS Corporation 07/19/16, 0.68%	4,598,436
	6,125,000	Bacardi Corporation 07/20/16, 0.79%	6,122,446
	6,025,000	Pacific Gas and Electric Company
		07/20/16, 0.73%	6,022,679
	4,500,000	Harley-Davidson Financial Services, Inc.
		07/21/16, 0.70%	4,498,250
	4,875,000	Bell Canada 07/22/16, 0.77%	4,872,810
	7,500,000	Harley-Davidson Financial Services, Inc.
		07/25/16, 0.70%	7,496,500
	5,000,000	Ford Motor Credit Company LLC
		07/26/16, 0.73%	4,997,465
	7,000,000	Harley-Davidson Financial Services, Inc.
		07/27/16, 0.70%	6,996,461
	5,000,000	Hyundai Capital America, Inc.
		07/28/16, 0.65%	4,997,563
	6,000,000	Valspar Corporation (The) 07/29/16, 0.98%	5,995,427
	4,000,000	Ford Motor Credit Company LLC
		08/01/16, 0.73%	3,997,486
	6,200,000	Clorox Company (The) 08/22/16, 0.85%	6,192,388
			--------------
			156,919,767
			--------------
		Variable Rate Security - 0.09%
	3,068,968	Morgan Stanley Liquidity Funds Government
		Portfolio (Institutonal Class), 0.27%	3,068,968
			--------------
		TOTAL SHORT-TERM INVESTMENTS
		(cost $159,988,735)	159,988,735
			--------------
		TOTAL INVESTMENTS
		(cost $2,166,330,968) - 99.11%	3,190,038,593
			--------------

		OTHER ASSETS, NET OF LIABILITIES - 0.89%	28,555,418
			--------------
		TOTAL NET ASSETS
		(basis of percentages
		disclosed above) - 100%	$3,218,594,011
			--------------
			--------------
%	Of net assets.
*	Non-income producing.

As of June 30, 2016, investment cost for federal tax purposes was $2,166,330,968 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,140,728,316

Unrealized depreciation	(117,020,691)
--------------
Net unrealized appreciation	$1,023,707,625
--------------
--------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$3,030,049,858
Variable Rate Security	3,068,968
Level 2 -
Commercial Paper	156,919,767
Level 3 -
None	--
--------------
Total	$3,190,038,593
--------------
--------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/29/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/29/2016

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 08/29/2016